INCOME TAX - Valuation Allowance (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Movements in the valuation allowance
Balance at the beginning of the period	$ (11.4)	₽ (659)	₽ (837)	₽ (414)
Charges to expenses	(5.8)	(332)	(145)	(235)
Foreign currency translation adjustment	1.2	69	323	(188)
Balance at the end of the period	$ (16.0)	₽ (922)	₽ (659)	₽ (837)